Prepaid expenses and other current assets	12 Months Ended
Mar. 31, 2024
MiX Telematics Limited [Member]
Prepaid expenses and other current assets

5. Prepaid expenses and other current assets

Prepaid expenses and other current assets comprise of the following (in thousands):

	As of March 31,
	2023	2024
Pre-payments	$2,742	$2,676
Prepaid taxes	95	102
Indemnification asset	474	—
Current income tax asset	1,496	1,368
VAT receivable	1,362	1,491
Receivable from Main Street (1)	—	808
Sundry debtors	3,378	2,693
Deposits	131	88
Staff receivable	91	146
Lease receivable	171	301
Interest receivable	10	20
	$9,950	$9,693

(1)	Relates to share transfer taxes paid by the Company on behalf of Main Street. Refer to note 21 for information regarding the change in ownership of the Company and delisting.